Employee Benefit and Related Expenses - Summary of Employee Benefit and Related Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of employee benefits expense [abstract]
Salaries, wages, labor service expenses and other benefits	¥ 86,610	¥ 81,843	¥ 74,427
Retirement costs: contributions to defined contribution retirement plans	15,908	12,096	11,086
Employee benefit and related expenses	¥ 102,518	¥ 93,939	¥ 85,513